Net Loss Per Share Attributable to Common Stockholders - Potentially Dilutive Securities Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	64,602	245,409
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	0	190,477
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	58,278	46,973
Unvested RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	2,511	0
Unvested early exercised stock options subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	422	693
Unvested restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	3,210	7,062
Contingently issuable shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	181	204